Schedule of Investments - Treasury (Parenthetical) (USD $)	12 Months Ended									12 Months Ended
	Dec. 31, 2013 U.S. Treasury Bills, 0.030% due January 2, 2014 [Member]	Dec. 31, 2013 U.S. Treasury Bills, 0.025% due January 9, 2014 [Member]	Dec. 31, 2013 U.S. Treasury Bills, 0.005% due January 23, 2014 [Member]	Dec. 31, 2013 U.S. Treasury Bills, 0.080% due February 20, 2014 [Member]	Dec. 31, 2013 U.S. Treasury Bills, 0.070% due March 13, 2014 [Member]	Dec. 31, 2013 U.S. Treasury Bills, 0.070% due March 27, 2014 [Member]	Dec. 31, 2013 U.S. Treasury Bills, 0.065% due April 3, 2014 [Member]	Dec. 31, 2013 United States Treasury Obligations [Member]	Dec. 31, 2012 United States Treasury Obligations [Member]	Dec. 31, 2012 U.S. Treasury Bills, 0.05% due January 10, 2013 [Member]	Dec. 31, 2012 U.S. Treasury Bills, 0.015% due January 17, 2013 [Member]	Dec. 31, 2012 U.S. Treasury Bills, 0.105% due February 14, 2013 [Member]	Dec. 31, 2012 U.S. Treasury Bills, 0.09% due February 21, 2013 [Member]	Dec. 31, 2012 U.S. Treasury Bills, 0.09% due March 14, 2013 [Member]	Dec. 31, 2012 U.S. Treasury Bills, 0.04% due March 21, 2013 [Member]	Dec. 31, 2012 U.S. Treasury Bills, 0.085% due March 28, 2013 [Member]
Schedule of Investments [Line Items]
U.S. Treasury Bills - Interest Rate	0.03%	0.025%	0.005%	0.08%	0.07%	0.07%	0.065%			0.05%	0.015%	0.105%	0.09%	0.09%	0.04%	0.085%
U.S. Treasury Bills - Maturity Date	Jan. 02, 2014	Jan. 09, 2014	Jan. 23, 2014	Feb. 20, 2014	Mar. 13, 2014	Mar. 27, 2014	Apr. 03, 2014			Jan. 10, 2013	Jan. 17, 2013	Feb. 14, 2013	Feb. 21, 2013	Mar. 14, 2013	Mar. 21, 2013	Mar. 28, 2013
United States Treasury Obligations cost								$ 64,993,695	$ 72,992,114